Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information (Unaudited)
Summary of Unaudited Condensed Consolidated Interim Statements of Financial Position

The following tables present the effects of the changes in presentation of these amounts, compared to the previously reported Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income (in thousands, except share and per share amounts):

	Six Months Ended			Three Months Ended			Nine Months Ended
	June 30, 2023			September 30, 2023			September 30, 2023
	(unaudited)			(unaudited)			(unaudited)
	As Reported	Adjustment	As Corrected	As Reported	Adjustment	As Corrected	As Reported	Adjustment	As Corrected
Research and development expenses	(27,500)	—	(27,500)	(15,388)	—	(15,388)	(42,888)	—	(42,888)
Administrative expenses	(24,266)	—	(24,266)	(10,131)	—	(10,131)	(34,397)	—	(34,397)
Related party administrative expenses	(42)	—	(42)	(17)	—	(17)	(59)	—	(59)
Other operating income	15,845	(12,984)	2,861	3,585	(3,616)	(31)	19,429	(3,616)	2,829
Operating loss	(35,963)	(12,984)	(48,947)	(21,951)	(3,616)	(25,567)	(57,915)	(3,616)	(74,515)
Finance income	32,333	—	32,333	5,268	—	5,268	28,320	—	28,320
Finance costs	(8,140)	—	(8,140)	(13,389)	—	(13,389)	(12,247)	—	(12,247)
Net finance income/(costs)	24,193	—	24,193	(8,121)	—	(8,121)	16,073	—	16,073
Loss before tax	(11,770)	(12,984)	(24,754)	(30,072)	(3,616)	(33,688)	(41,842)	(3,616)	(58,442)
Income tax credit	—	12,984	12,984	—	3,616	3,616	—	3,616	16,600
Net loss for the period	(11,770)	—	(11,770)	(30,072)	—	(30,072)	(41,842)	—	(41,842)
Foreign exchange translation differences	(6,922)	—	(6,922)	5,636	—	5,636	(1,286)	—	(1,286)
Total comprehensive loss for the year	(18,692)	—	(18,692)	(24,436)	—	(24,436)	(43,128)	—	(43,128)

The following tables present the effects of the changes in presentation of these cash flows, compared to the previously reported Unaudited Condensed Consolidated Interim Statements of Cash Flows (in thousands):

	Six Months Ended			Nine Months Ended
	June 30, 2023			September 30, 2023
	(unaudited)			(unaudited)
	As Reported	Adjustment	As Corrected	As Reported	Adjustment	As Corrected
Cash flows from operating activities
Net loss for the period	(11,770)	—	(11,770)	(41,842)	—	(41,842)
Adjustments to cash flows from non-cash items
Depreciation and amortization	990	—	990	1,527	—	1,527
Depreciation on right of use assets	327	—	327	495	—	495
Finance (income)/costs	(24,193)	—	(24,193)	(16,073)	—	(16,073)
Share based payment transactions	7,056	—	7,056	9,280	—	9,280
Income tax credit	—	(12,984)	(12,984)	—	(16,600)	(16,600)
	(27,590)	(12,984)	(40,574)	(46,613)	(16,600)	(63,213)
Working capital adjustments
Decrease/(increase) in trade and other receivables	(863)	1,665	802	(1,282)	5,281	3,999
Increase/(decrease) in trade and other payables	(4,603)	—	(4,603)	(1,851)	—	(1,851)
Income taxes received	—	11,319	11,319	—	11,319	11,319
Net cash flows used in operating activities	(33,056)	—	(33,056)	(49,746)	—	(49,746)
Cash flows from investing activities
Decrease/(increase) in financial assets at amortized cost	59,886	—	59,886	59,886	—	59,886
Acquisitions of property plant and equipment	(1,304)	—	(1,304)	(1,601)	—	(1,601)
Acquisition of intangible assets	(73)	—	(73)	(159)	—	(159)
Interest received	2,337	—	2,337	3,392	—	3,392
Net cash flows used in investing activities	60,846	—	60,846	61,518	—	61,518
Cash flows from financing activities
Payments to lease creditors	(349)	—	(349)	(448)	—	(448)
Proceeds from share issuance	180	—	180	808	—	808
Net cash flows generated from financing activities	(169)	—	(169)	360	—	360
Net (decrease)/increase in cash at bank	27,621	—	27,621	12,132	—	12,132
Cash at bank as at January 1	62,927	—	62,927	62,927	—	62,927
Effect of foreign exchange rate changes	(855)	—	(855)	(896)	—	(896)
Cash at bank as at December 31	89,693	—	89,693	74,163	—	74,163